Revenue information (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue
Revenues are disaggregated as follow:
Major products/services lines:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales of goods revenues	1,983,817	2,433,964	3,311,507
Automotive computing platform	1,423,548	1,690,569	2,733,964
SoC Core Modules	333,421	660,554	496,939
Automotive merchandise and other products	226,848	82,841	80,604
Software license revenues	261,265	404,469	444,830
Service revenues	533,981	723,561	909,810
Automotive computing Platform – Design and development service	306,358	468,770	677,651
Connectivity service	188,349	212,738	189,540
Other services	39,274	42,053	42,619
Total revenues	2,779,063	3,561,994	4,666,147

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Point in time	2,590,714	3,349,256	4,476,607
Over time	188,349	212,738	189,540
Total revenues	2,779,063	3,561,994	4,666,147